Commitments and Contingencies (Details)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2017 letter_of_credit
Commitments and Contingencies Disclosure [Abstract]
Number of letters of credit | letter_of_credit				2
Letters of credit outstanding amount	$ 1,300,000	$ 1,300,000	$ 1,600,000
Third Party Contract Manufacturer
Loss Contingencies [Line Items]
Non-cancelable purchase commitments	5,500,000
Other Vendors
Loss Contingencies [Line Items]
Non-cancelable purchase commitments	4,000,000.0
Indemnification Agreement
Loss Contingencies [Line Items]
Potential obligations	$ 0	$ 0